Arroyo Mortgage Acquisition Co III LLC
ARRW 2019-2 Repurchase Disclosure
As of November 4, 2022

		Total Assets			Total Repurchase Requests			Repurchase Completed			Pending Repurchase			Demand in Dispute			Demand Withdrawn			Demand Rejected
Name of Issuing Entity	Originator/Seller	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal	Count	$	% of Prin Bal
2019-2	Sterling Bank and Trust, FSB	28	10,288,050.40	100.00%	28	10,288,050.40	100.00%	28	10,288,050.40	100.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%